CAPITAL MANAGEMENT (Narrative) (Details) - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Capital Management [Abstract]
Share capital, reserve for options and warrants, long-term debt, unsecured convertible debentures, accumulated other comprehensive income, and retained earnings	$ 414,793	$ 376,582